RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
Dec. 31, 2021
ZNTB [Member]
Equity Interest	77.98%
BXDT [Member]
Equity Interest	80.00%
HZTC [Member]
Equity Interest	46.00%
BZIM [Member]
Equity Interest	56.00%